Derivative Financial Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts [Table Text Block]

	Notional amounts(1)
	2016	2017
	(in trillions)
Interest rate contracts	¥1,179.7	¥1,252.7
Foreign exchange contracts	215.6	216.9
Equity contracts	4.2	4.7
Commodity contracts	0.7	0.5
Credit derivatives	6.3	6.0
Others	3.6	4.3

Total	¥1,410.1	¥1,485.1

Note:

(1)	Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet [Table Text Block]

	Fair value of derivative instruments
	2016(1)(5)			2017(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥16,482	¥9	¥16,491	¥14,240	¥2	¥14,242
Foreign exchange contracts	4,696	—	4,696	4,301	—	4,301
Equity contracts	183	—	183	188	—	188
Commodity contracts	75	—	75	35	—	35
Credit derivatives	61	—	61	67	—	67
Others	3	—	3	2	—	2

Total derivative assets	¥21,500	¥9	¥21,509	¥18,833	¥2	¥18,835

Derivative liabilities:
Interest rate contracts	¥16,276	¥2	¥16,278	¥14,305	¥23	¥14,328
Foreign exchange contracts	4,335	—	4,335	4,084	—	4,084
Equity contracts	212	—	212	182	—	182
Commodity contracts	71	—	71	31	—	31
Credit derivatives	54	—	54	58	—	58
Others(6)	(132)	—	(132)	(121)	—	(121)

Total derivative liabilities	¥20,816	¥2	¥20,818	¥18,539	¥23	¥18,562

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32.
(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	2015			2016			2017
	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total
	(in billions)
Interest rate contracts	¥—	¥262	¥262	¥—	¥244	¥244	¥—	¥(137)	¥(137)
Foreign exchange contracts	(217)	—	(217)	368	—	368	(183)	—	(183)
Equity contracts	—	(255)	(255)	—	149	149	—	(153)	(153)
Commodity contracts	—	(6)	(6)	—	2	2	—	2	2
Credit derivatives	—	5	5	—	12	12	—	18	18
Others	(1)	(43)	(44)	6	27	33	—	(55)	(55)

Total	¥(218)	¥(37)	¥(255)	¥374	¥434	¥808	¥(183)	¥(325)	¥(508)

Gains and Losses for Derivatives Designated as Cash Flow Hedges [Table Text Block]

	2015	2016	2017
	(in billions)
Gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥13	¥24	¥(3)

Total	¥13	¥24	¥(3)

Gains reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥12	¥21	¥18

Total	¥12	¥21	¥18

Note:

(1)	Included in Interest income.

Protection Sold Through Credit Default Swaps [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2016:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥459,003	¥1,372,477	¥29,906	¥1,861,386	¥(18,680)
Non-investment grade	66,924	288,761	6,300	361,985	5,815
Not rated	21,387	4,700	—	26,087	715

Total	547,314	1,665,938	36,206	2,249,458	(12,150)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	4,237	194,196	163,468	361,901	(5,278)
Non-investment grade	2,880	28,000	—	30,880	(320)

Total	7,117	222,196	163,468	392,781	(5,598)

Index and basket credit default swaps held by MUSHD:
Investment grade(2)	46,000	166,794	—	212,794	(3,224)
Non-investment grade	9,384	58,238	—	67,622	(1,134)
Not rated	4,986	97,135	—	102,121	(4,148)

Total	60,370	322,167	—	382,537	(8,506)

Total index and basket credit default swaps sold	67,487	544,363	163,468	775,318	(14,104)

Total credit default swaps sold	¥614,801	¥2,210,301	¥199,674	¥3,024,776	¥(26,254)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2017:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥627,355	¥949,129	¥29,493	¥1,605,977	¥(21,005)
Non-investment grade	107,663	349,886	6,580	464,129	1,654
Not rated	5,973	5,981	—	11,954	(516)

Total	740,991	1,304,996	36,073	2,082,060	(19,867)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	7,000	198,335	63,767	269,102	(4,145)
Non-investment grade	17,000	52,145	21,316	90,461	(837)

Total	24,000	250,480	85,083	359,563	(4,982)

Index and basket credit default swaps held by MUSHD:
Investment grade(2)	14,000	72,192	1,000	87,192	(1,278)
Non-investment grade	21,000	73,000	—	94,000	(1,725)
Not rated	16,228	194,533	—	210,761	(11,734)

Total	51,228	339,725	1,000	391,953	(14,737)

Total index and basket credit default swaps sold	75,228	590,205	86,083	751,516	(19,719)

Total credit default swaps sold	816,219	1,895,201	122,156	2,833,576	(39,586)

Other credit derivatives sold(3)
Investment grade	—	78,553	—	78,553	—

Total credit derivatives	¥816,219	¥1,973,754	¥122,156	¥2,912,129	¥(39,586)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Other credit derivatives primarily consist of total return swaps.